Shareholder Report, Line Graph (Details) - USD ($)					8 Months Ended	10 Months Ended	12 Months Ended		20 Months Ended	22 Months Ended	24 Months Ended	32 Months Ended	34 Months Ended	36 Months Ended
	Apr. 27, 2023	Feb. 27, 2023	Dec. 31, 2022	Dec. 29, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000237872
Account Value [Line Items]
Line Graph and Table Measure Name							Institutional Shares
Accumulated Value			$ 10,000	$ 10,000				$ 11,476			$ 13,219			$ 15,127
C000237871
Account Value [Line Items]
Line Graph and Table Measure Name							Service Shares
Accumulated Value			10,000	10,000				11,476			13,220			15,106
C000237874
Account Value [Line Items]
Line Graph and Table Measure Name							Institutional Shares
Accumulated Value		$ 10,000				$ 11,190				$ 12,804			$ 14,719
C000237873
Account Value [Line Items]
Line Graph and Table Measure Name							Service Shares
Accumulated Value		10,000				11,190				12,792			14,697
C000237876
Account Value [Line Items]
Line Graph and Table Measure Name							Institutional Shares
Accumulated Value	$ 10,000				$ 10,770				$ 12,202			$ 13,396
C000237875
Account Value [Line Items]
Line Graph and Table Measure Name							Service Shares
Accumulated Value	10,000				10,769				12,202			13,373
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000	10,000				12,629			15,788			18,611
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000	10,000				12,629			15,788			18,611
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000				12,179				15,227			17,949
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000				12,179				15,227			17,949
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,567				14,462			17,047
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,567				14,462			17,047
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name							Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Accumulated Value			10,000	10,000				11,976			14,238			16,194
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Total Return Index (Net, USD, Unhedged)
Accumulated Value			10,000	10,000				12,567			15,646			18,373
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name							Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Accumulated Value			10,000	10,000				11,976			14,238			16,194
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Total Return Index (Net, USD, Unhedged)
Accumulated Value			$ 10,000	$ 10,000				$ 12,567			$ 15,646			$ 18,373
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name							Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Accumulated Value		10,000				11,649				13,849			15,751
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Total Return Index (Net, USD, Unhedged)
Accumulated Value		10,000				12,130				15,102			17,734
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name							Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Accumulated Value		10,000				11,649				13,849			15,751
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Total Return Index (Net, USD, Unhedged)
Accumulated Value		$ 10,000				$ 12,130				$ 15,102			$ 17,734
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name							Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Accumulated Value	10,000				11,210				13,327			15,157
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Total Return Index (Net, USD, Unhedged)
Accumulated Value	10,000				11,529				14,354			16,856
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name							Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Accumulated Value	10,000				11,210				13,327			15,157
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Total Return Index (Net, USD, Unhedged)
Accumulated Value	$ 10,000				$ 11,529				$ 14,354			$ 16,856